united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

GRANITE HARBOR ALTERNATIVE FUND
INVESTOR SHARES - GHAFX

GRANITE HARBOR TACTICAL FUND
INVESTOR SHARES - GHTFX

ANNUAL REPORT

June 30, 2015

1-855-282-1100
www.graniteharborfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Granite Harbor Alternative Fund and the Granite Harbor Tactical Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Shareholder Letter for the June 30, 2015 Annual Report

Granite Harbor Alternative Fund (GHAFX)
Granite Harbor Tactical Fund (GHTFX)

Investment Objectives:

Granite Harbor Alternative Fund

The Fund seeks long-term capital appreciation and income with lower volatility as compared to the U.S. equity and fixed income markets. The Fund defines lower volatility to mean below 50% of the volatility of the S&P 500 Index.

Granite Harbor Tactical Fund

The Fund seeks long-term capital appreciation with moderate volatility as compared to the U.S. equity market. The Fund defines moderate volatility to mean below 75% of the volatility of the S&P 500 Index.

Market Overview

The U.S. equity market experienced a high degree of volatility during the fiscal year ended June 30, 2015 but still managed to reach new highs during the period. The majority of the gains came in Q4 2014 when investors focused on positive U.S. economic news and the Federal Reserve (the “Fed”) reassured investors that they would be “patient” in raising short-term interest rates. The market experienced some sell-offs during the period as investors weighed through concerns over plunging crude oil prices, debt problems in Greece, a slowdown in China and potential short-term rate hikes by the Fed. However, each of these sell-offs proved to be relatively short as the S&P 500 finished the fiscal year with a gain of 7.42%.

The Fed completed their bond-purchasing Quantitative Easing (QE) program during October of 2014 causing the market to shift attention towards when the Fed would begin to increase short-term interest rates. During Q4 of 2014 and Q1 of 2015, bond yields were mostly lower due to investor concern over geopolitical developments and crude oil, causing an unexpected rally in fixed income. These gains were partially off-set during Q2 of 2015 when long-term yields reversed course and headed higher erasing some of the gains from the previous two quarters. Despite all of these gyrations, the Barclays U.S. Aggregate Bond Index managed to maintain a positive result posting a 1.86% gain for the year ended June 30, 2015.

2436-NLD-8/6/2015

Performance Summary

The Granite Harbor Alternative Fund returned +0.06% compared to -1.06% for the HFRX Global Hedge Fund Index, its benchmark, for the year ended June 30, 2015. The Fund outperformed its benchmark by maintaining a higher net exposure to equities and fixed income during the fiscal year. Most of the outperformance occurred in Q4 2014 when the U.S. equity markets rallied after a sell-off in early October of 2014. Some alternative strategies reduced net exposures during October of 2014 only to miss out on the rally during the remaining portion of the quarter. However, the Fund maintained its net long position and benefited from the rally. The Fund also benefited from net long exposure to credit strategies during the majority of the fiscal year as interest rates remained low, especially during an unexpected rally in bonds during Q1 2015, which allowed managers in the Fund to take profits and reduce their fixed income exposures.

The Granite Harbor Tactical Fund returned +1.89% compared to +2.51% for the HFRX Equity Hedge Index, its benchmark, for the year ended June 30, 2015. The Fund slightly underperformed its benchmark during the fiscal year mostly due to one equity long-only manager that underperformed during Q4 2014 due to positions in energy and cyclical equities. However, those losses were mostly off- set by significant gains the Fund received from exposure to European equities during Q1 and Q2 of 2015. The Fund maintained a higher overall net exposure during the fiscal year by maintaining fewer hedging strategies and also benefited from some exposure to credit strategies.

Outlook

As we begin a new fiscal year, we see plenty of opportunities across the alternative strategies that the Granite Harbor Funds utilize. The recent increase in market volatility results in larger dispersion in equity prices and creates more opportunities for fundamental stock selection on both the long and short side. In addition, the current positive corporate environment combining strong balance sheets and low interest rates may lead to a pick-up in mergers, acquisitions and restructurings. We will also be cautious with the potential head-winds in the market place concerning global growth concerns (China) and closely watch how the Fed navigates the eventual rise in short-term interest rates. We will continue to manage both Funds to complement each other while providing a diversified, multi-strategy, multi- manager alternative investment product that seeks to achieve attractive risk-adjusted returns.

As always, we appreciate your investment in the Granite Harbor Funds.

Best regards,

Gary Price, Managing Director
Genesis Capital LLC

2436-NLD-8/6/2015

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The HFRX Indices are compiled by Hedge Fund Research, Inc. and are not investable products. Investors cannot invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent a Fund. Investors cannot invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Investors cannot invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

The S&P 500 Index is a stock market index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 Index is a market value weighted index - each stock’s weight is proportionate to its market value.

Per the fee table in the Granite Harbor Alternative Fund’s October 28, 2014 prospectus, the Fund’s total annual operating expenses are 3.15%. Per the fee table in the Granite Harbor Tactical Fund’s October 28, 2014 prospectus, the Fund’s total operating expenses are 3.23%.

2436-NLD-8/6/2015

Granite Harbor Alternative Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2015

PERFORMANCE OF A $10,000 INVESTMENT
Since Inception through June 30, 2015*

The Fund’s performance*** figures for the periods ended June 30, 2015, as compared to its benchmark:

	One Year	Three Year	Since Inception*
Granite Harbor Alternative Fund	0.06%	3.71%	2.67%
HFRX Global Hedge Fund Index**	(1.06)%	3.19%	2.04%

*	The Fund commenced operations on September 8, 2011.

**	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

***	Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, is 3.15% per the October 28, 2014 Prospectus. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-855-282-1100.

PORTFOLIO COMPOSITION* (Unaudited) GRANITE HARBOR ALTERNATIVE FUND
Common Stocks	55.3%
Private Notes	23.8%
Mutual Funds	19.5%
Bonds & Notes	12.8%
Exchange Traded Funds	(11.3)%
Options Purchased (Written)	(0.1)%
100.0%

*   Based on Portfolio Market Value of Investments as of June 30, 2015.

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS
June 30, 2015

Shares		Value
	COMMON STOCKS - 36.1%
	AEROSPACE/DEFENSE - 0.5%
1,071	Orbital ATK, Inc.	$78,569
844	United Technologies Corp.	93,625
		172,194
	AIRLINES - 1.1%
7,978	United Continental Holdings, Inc. *#	422,914

	AUTO MANUFACTURERS - 1.0%
11,895	Ford Motor Co.	178,544
3,820	General Motors Co.	127,321
4,491	Wabash National Corp. *	56,317
		362,182
	BANKS - 3.7%
23,930	Bank of America Corp.	407,289
2,435	Capital One Financial Corp.	214,207
2,050	Citigroup, Inc.	113,242
1,370	Goldman Sachs Group, Inc.	286,042
910	HSBC Holdings PLC - ADR	40,777
5,500	Morgan Stanley	213,345
9,920	Regions Financial Corp.	102,771
		1,377,673
	BEVERAGES - 0.2%
906	PepsiCo, Inc.	84,566

	BUILDING MATERIALS - 0.5%
3,088	Headwaters, Inc. *	56,263
2,560	Simpson Manufacturing Co., Inc.	87,040
427	Universal Forest Products, Inc.	22,217
		165,520
	CHEMICALS - 1.1%
900	Airgas, Inc.	95,202
585	Ashland, Inc.	71,311
640	CF Industries Holdings, Inc.	41,139
2,052	Dow Chemical Co.	105,001
2,110	RPM International, Inc.	103,327
		415,980
	COAL - 0.0%
251	SunCoke Energy, Inc.	3,263

	COMMERCIAL SERVICES - 0.9%
1,516	ADT Corp.	50,892
1,013	Euronet Worldwide, Inc. *	62,502
3,118	Hertz Global Holdings, Inc. *	56,498
485	Insperity, Inc.	24,687
1,672	KAR Auction Services, Inc.	62,533
1,668	Korn/Ferry International	57,996
1,325	Nutrisystem, Inc.	32,966
		348,074

The accompanying notes are an integral part of these financial statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Shares		Value
	COMPUTERS - 0.0%
201	Super Micro Computer, Inc. *	$5,946

	DIVERSIFIED FINANCIAL SERVICES - 3.5%
3,400	CoreLogic, Inc. *	134,946
53,770	Ellington Financial LLC ^	995,283
3,755	FNF Group	138,897
1,821	NorthStar Asset Management Group, Inc. #	33,670
		1,302,796
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
840	Hubbell, Inc. - Class B	90,955
1,150	Littelfuse, Inc.	109,123
		200,078
	ELECTRONICS - 0.8%
713	IMAX Corp. *	28,713
739	OSI Systems, Inc. *	52,314
1,736	Rogers Corp. *	114,819
1,700	TE Connectivity, Ltd.	109,310
		305,156
	ENTERTAINMENT - 0.4%
2,613	Carmike Cinemas, Inc. *	69,349
246	Churchill Downs, Inc.	30,762
2,821	Regal Entertainment Group	58,987
		159,098
	FOOD - 0.3%
1,729	Calavo Growers, Inc.	89,787
529	Tootsie Roll Industries, Inc.	17,092
		106,879
	HAND/MACHINE TOOLS - 0.1%
472	Stanley Black & Decker, Inc.	49,673

	HEALTHCARE-PRODUCTS - 0.5%
926	ABIOMED, Inc. *	60,866
2,360	Patterson Cos, Inc.	114,814
		175,680
	HOME BUILDERS - 0.2%
1,630	Thor Industries, Inc.	91,736

	HOME FURNISHINGS - 0.0%
100	Tempur Sealy International, Inc. *	6,590

	INSURANCE - 0.6%
40	Alleghany Corp. *	18,750
2,240	Arthur J Gallagher & Co.	105,952
2,550	Assured Guaranty, Ltd. #	61,175
790	Horace Mann Educators Corp.	28,740
		214,617

The accompanying notes are an integral part of these financial statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Shares		Value
	INTERNET - 2.4%
453	ComScore, Inc. *	$24,127
2,600	Facebook, Inc. - Class A *	222,989
300	Google, Inc. - Class A *	162,012
4,846	RingCentral, Inc. - Class A*	89,603
2,781	TrueCar, Inc. *	33,344
1,486	Yahoo!, Inc. *	58,385
6,900	Yelp, Inc. *#	296,907
		887,367
	INVESTMENT COMPANIES - 0.2%
6,705	American Capital, Ltd. *	90,853

	MACHINERY-CONSTRUCTION & MINING - 0.2%
760	Caterpillar, Inc.	64,463

	MACHINERY-DIVERSIFIED - 0.4%
540	Deere & Co.	52,407
2,810	Xylem, Inc.	104,167
		156,574
	MEDIA - 0.2%
3,695	Gray Television, Inc. *	57,938

	MINING - 0.4%
1,360	Compass Minerals International, Inc.	111,710
3,578	MAG Silver Corp. *	28,016
		139,726
	MISCELLANEOUS MANUFACTURING - 1.0%
2,440	Actuant Corp.	56,340
339	Ingersoll-Rand PLC - Class A	22,855
1,940	ITT Corp.	81,170
1,530	Pentair PLC	105,188
1,250	SPX Corp.	90,487
		356,040
	OIL & GAS - 1.5%
2,300	Exxon Mobil Corp.	191,360
675	Hess Corp.	45,144
9,420	Laredo Petroleum, Inc. *	118,504
660	Pioneer Natural Resources Co.	91,535
8,690	WPX Energy, Inc. *	106,713
		553,256
	PHARMACEUTICALS - 1.4%
2,693	Abbott Laboratories	132,172
320	Allergan PLC *	97,107
2,067	Mylan, Inc. *	140,267
1,704	Pfizer, Inc.	57,135
678	VCA, Inc. *	36,887
1,205	Zoetis, Inc.	58,105
		521,673

The accompanying notes are an integral part of these financial statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Shares		Value
	PRIVATE EQUITY - 0.6%
9,760	KKR & Co. LP	$223,016

	REAL ESTATE - 0.6%
2,580	Alexander & Baldwin, Inc.	101,652
840	Howard Hughes Corp. *	120,574
		222,226
	REIT - 6.3%
1,100	American Assets Trust, Inc.	43,131
1,100	American Campus Communities, Inc.	41,459
700	American Tower Corp.	65,303
4,000	Armada Hoffler Properties, Inc.	39,960
600	AvalonBay Communities, Inc.	95,922
775	Boston Properties, Inc.	93,806
1,500	Camden Property Trust	111,420
900	CoreSite Realty Corp.	40,896
4,000	Cousins Properties, Inc.	41,520
900	Crown Castle International Corp.	72,270
1,600	CyrusOne, Inc.	47,120
1,500	Douglas Emmett, Inc.	40,410
2,000	Duke Realty Corp.	37,140
1,100	EastGroup Properties, Inc.	61,853
3,300	Empire State Realty Trust, Inc.	56,298
800	Equity Residential	56,136
500	Essex Property Trust, Inc.	106,250
2,600	General Growth Properties, Inc.	66,716
2,153	GEO Group, Inc.	73,546
2,600	Hersha Hospitality Trust	66,664
2,000	Host Hotels & Resorts, Inc.	39,660
3,000	Kite Realty Group Trust	73,410
5,385	NorthStar Realty Finance Corp.#	85,622
2,370	Plum Creek Timber Co., Inc.	96,151
1,200	Prologis, Inc.	44,520
5,280	Senior Housing Properties Trust	92,664
1,100	Simon Property Group, Inc.	190,322
1,500	Sovran Self Storage, Inc.	130,365
1,200	Tanger Factory Outlet Centers, Inc.	38,040
2,500	UDR, Inc.	80,075
1,500	Urban Edge Properties	31,185
800	Vornado Realty Trust	75,944
6,029	Winthrop Realty Trust	91,339
		2,327,117
	RETAIL - 1.5%
1,290	Bed Bath & Beyond, Inc. *	88,984
2,770	Coach, Inc.	95,870
1,322	Dillard’s, Inc. #	139,061

The accompanying notes are an integral part of these financial statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Shares		Value
	RETAIL (Continued) - 1.5%
739	Finish Line, Inc.	$20,559
8,958	JC Penney Co., Inc. *	75,874
466	Papa John’s International, Inc.	35,234
2,807	Urban Outfitters, Inc. *	98,245
		553,827
	SEMICONDUCTORS - 1.1%
2,324	Integrated Device Technology, Inc. *	50,431
1,399	M/A-COM Technology Solutions Holdings, Inc. *	53,512
1,966	Mellanox Technologies, Ltd. *	95,528
6,239	Qlogic Corp. *	88,531
541	Qorvo, Inc. *	43,426
328	Silicon Laboratories, Inc. *	17,715
1,513	Tessera Technologies, Inc.	57,464
9	Ultratech, Inc. *	167
		406,774
	SOFTWARE - 1.4%
3,758	Activision Blizzard, Inc.	90,981
743	Blackbaud, Inc.	42,314
3,824	Callidus Software, Inc. *	59,579
6,511	CDC Corp. - Class A * (a)(c)	2,084
2,721	Nuance Communications, Inc. *	47,645
1,300	Salesforce.com, Inc. *	90,519
119,368	Trident Microsystems, Inc. * (a)(c)	2,984
2,270	VMware, Inc. - Cl. A *	194,630
		530,736
	STORAGE/WAREHOUSING - 0.2%
1,670	Mobile Mini, Inc.	70,207

	TELECOMMUNICATIONS - 0.1%
4,056	Sprint Corp. *	18,495

	TEXTILES - 0.2%
320	Mohawk Industries, Inc. *	61,088

	TRANSPORTATION - 0.4%
1,011	Forward Air Corp.	52,835
1,030	United Parcel Service, Inc.	99,817
		152,652
	TRUCKING & LEASING - 0.1%
664	Greenbrier Cos, Inc.	31,108
	TOTAL COMMON STOCKS (Cost - $13,003,084)	13,395,751

The accompanying notes are an integral part of these financial statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Shares				Value
	MUTUAL FUNDS - 11.7%
	ASSET ALLOCATION FUND - 6.9%
212,533	361 Managed Futures Strategy Fund - Cl. I			$2,569,526

	EQUITY FUND - 4.8%
136,048	Calamos Market Neutral Income Fund - Cl. I ^			1,760,456

	TOTAL MUTUAL FUNDS (Cost - $4,223,306)			4,329,982

	EXCHANGE TRADED FUNDS - 4.2%
11,488	iShares MSCI India ETF			348,201
10,560	SPDR S&P Homebuilders ETF			386,707
15,600	Vanguard FTSE Europe ETF			842,088
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,513,375)			1,576,996

Principal		Interest Rate	Maturity
	BONDS & NOTES - 8.2%
	BANKS - 6.2%
$500,000	Goldman Sachs Group, Inc. + - Based on the EURO STOXX 50 Index (b)	0.000%	4/2/2018	684,940
1,500,000	Morgan Stanley + - Based on the EURO STOXX 50 Index (b)	0.000%	2/24/2023	1,647,150
				2,332,090
	CHEMICALS - 0.0%
159,000	Momentive Performance Materials, Inc. ~ (b)	11.500%	12/1/2016	1,789

	COSMETICS/PERSONAL CARE - 0.3%
117,000	Avon Products, Inc.	5.750%	3/15/2023	100,620

	ENTERTAINMENT - 0.2%

109,345	Chukchansi Economic Development Authority - 144A ~	9.750%	5/30/2020	65,061

	ENVIRONMENTAL CONTROL - 0.3%
86,000	Tervita Corp. - 144A	10.875%	2/15/2018	58,910
48,000	Tervita Corp. - 144A	8.000%	11/15/2018	43,680
				102,590
	OIL & GAS - 0.3%
78,000	Energy XXI Gulf Coast, Inc. - 144A	11.000%	3/15/2020	68,250
63,000	EPL Oil & Gas, Inc.	8.250%	2/15/2018	37,800
				106,050
	RETAIL - 0.7%
67,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	66,497
116,000	Claire’s Stores, Inc.	8.875%	3/15/2019	51,620
111,000	JC Penney Corp., Inc.	5.650%	6/1/2020	100,177
47,300	Neebo, Inc. - 144A	15.000%	6/30/2016	48,246
				266,540
	TELECOMMUNICATIONS - 0.2%
86,000	United States Cellular Corp.	6.700%	12/15/2033	79,739
	TOTAL BONDS & NOTES (Cost - $2,858,695)			3,054,479

The accompanying notes are an integral part of these financial statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Principal		Interest Rate	Maturity	Value
	PRIVATE NOTES - 14.3%
$1,500,000	Aequitas Capital (a)(c)	11.000%	7/5/2015	$1,500,000
2,500,000	Aequitas Capital (a)(c)	11.000%	2/28/2016	2,500,000
1,300,000	Aequitas Capital (a)(c)	11.000%	6/3/2016	1,300,000
	TOTAL PRIVATE NOTES (Cost - $5,300,000)			5,300,000

Contracts**
	OPTIONS PURCHASED * - 0.1%
	CALL OPTIONS PURCHASED - 0.0%
	iPath S&P 500 VIX Short-Term Futures ETN
72	Expiration July 2015, Exercise Price $23.00			6,192
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,384)			6,192

	PUT OPTIONS PURCHASED - 0.1%
	Assured Guaranty, Ltd.
14	Expiration July 2015, Exercise Price $26.00			3,794
	Avon Products, Inc.
45	Expiration July 2015, Exercise Price $6.50			2,250
	Dillard’s, Inc. - Class A
18	Expiration July 2015, Exercise Price $105.00			3,420
	iShares Russell 2000 ETF
61	Expiration July 2015, Exercise Price $120.00			5,063
	iShares Russell 2000 ETF
24	Expiration August 2015, Exercise Price $124.00			7,848
	NorthStar Realty Finance Corp.
70	Expiration August 2015, Exercise Price $16.00			5,600
	United States Oil Fund LP
21	Expiration July 2015, Exercise Price $20.00			1,239
	Yelp, Inc.
81	Expiration July 2015, Exercise Price $42.00			14,175
	TOTAL PUT OPTIONS PURCHASED (Cost - $41,845)			43,389

	TOTAL OPTIONS PURCHASED (Cost - $46,229)			49,581

	TOTAL INVESTMENTS (Cost - $26,944,689) (d) - 74.6%			$27,706,789
	SECURITIES SOLD SHORT (Proceeds - $5,484,800)(d) - (14.5)%			(5,393,003)
	OPTION CONTRACTS WRITTEN (Premiums Received - $60,920)(d) - (0.2)%			(73,609)
	OTHER ASSETS LESS LIABILITIES - 40.1%			14,897,961
	NET ASSETS - 100.0%			$37,138,138

The accompanying notes are an integral part of these financial statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Shares		Value
	SECURITIES SOLD SHORT* - (14.5)%
	COMMON STOCKS - (2.9)%
	CHEMICALS - (0.1)%
(1,860)	Platform Specialty Products Corp.	$(47,579)

	HAND/MACHINE TOOLS - (0.0)%
(309)	Regal Beloit Corp.	(22,430)

	HOMEBUILDERS - (0.5)%
(1,234)	Thor Industries, Inc.	(69,450)
(4,488)	Winnebago Industries, Inc.	(105,872)
		(175,322)
	INTERNET - (0.1)%
(446)	Alibaba Group Holding, Ltd. - ADR	(36,692)

	LEISURE TIME - (0.2)%
(476)	Polaris Industries, Inc.	(70,500)

	MINING - (0.1)%
(3,202)	Globe Specialty Metals, Inc.	(56,675)

	OFFICE FURNISHINGS - (0.1)%
(1,634)	Herman Miller, Inc.	(47,272)

	OIL & GAS - (0.1)%
(241)	Pioneer Natural Resources Co.	(33,424)

	REIT - (0.3)%
(1,544)	Capstead Mortgage Corp.	(17,138)
(2,285)	LaSalle Hotel Properties	(81,026)
		(98,164)
	RETAIL - (0.8)%
(1,584)	BJ’s Restaurants, Inc.	(76,745)
(2,095)	Bob Evans Farms, Inc.	(106,950)
(310)	Buffalo Wild Wings, Inc.	(48,575)
(1,322)	GNC Holdings, Inc.	(58,803)
		(291,073)
	SEMICONDUCTORS - (0.2)%
(1,572)	Cabot Microelectronics Corp.	(74,057)

	TELECOMMUNICATIONS - (0.4)%
(1,573)	ADTRAN, Inc.	(25,561)
(309)	Sierra Wireless, Inc.	(7,682)
(1,677)	ViaSat, Inc.	(101,056)
		(134,299)
	TOTAL COMMON STOCKS - (Proceeds - $1,111,519)	(1,087,487)

The accompanying notes are an integral part of these financial statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Shares				Value
	EXCHANGE TRADED FUNDS - (11.0)%
	COMMODITY FUNDS - (0.0)%
(1,190)	iShares Silver Trust			$(17,886)

	DEBT FUNDS - (0.1)%
(731)	SPDR Barclays High Yield Bond ETF			(28,092)

	EQUITY FUNDS - (10.9)%
(3,279)	Industrial Select Sector SPDR Fund			(177,263)
(576)	iShares Russell 2000 ETF #			(71,919)
(3,849)	Market Vectors Semiconductor ETF			(210,040)
(488)	Materials Select Sector SPDR Fund			(23,614)
(17,237)	SPDR S&P 500 ETF Trust			(3,548,236)
(618)	Technology Select Sector SPDR Fund			(25,585)
				(4,056,657)
	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $4,177,073)			(4,102,635)

Principal		Interest Rate	Maturity
	BONDS & NOTES - (0.6)%
	INTERNET - (0.3)%
$(89,000)	IAC/InterActive Corp.	4.875%	11/30/2018	(91,781)

	OIL & GAS - (0.3)%
(110,000)	Transocean, Inc.	6.000%	3/15/2018	(111,100)

	TOTAL BONDS & NOTES (Proceeds - $196,208)			(202,881)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $5,484,800)			(5,393,003)

Contracts***
	OPTION CONTRACT WRITTEN * - (0.2)%
	CALL OPTION CONTRACTS WRITTEN - (0.0)%
	United Continental Holdings
(50)	Expiration July 2015, Exercise Price $54.00			(1,900)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums Received - $8,611)			(1,900)

	PUT OPTION CONTRACTS WRITTEN - (0.2)%
	Assured Guaranty, Ltd.
(11)	Expiration July 2015, Exercise Price $24.00			(1,661)
	Dillard’s, Inc.
(14)	Expiration July 2015, Exercise Price $100.00			(686)
	iShares MSCI Italy Capped ETF
(405)	Expiration September 2015, Exercise Price $14.00			(21,262)
	iShares Russell 2000 ETF
(61)	Expiration July 2015, Exercise Price $112.00			(976)

The accompanying notes are an integral part of these financial statements.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Contracts***		Value
	iShares Russell 2000 ETF
(36)	Expiration August 2015, Exercise Price $116.00	$(4,464)
	Yelp, Inc.
(54)	Expiration July 2015, Exercise Price $50.00	(42,660)
	TOTAL PUT OPTION CONTRACTS WRITTEN (Premiums Received - $52,309)	(71,709)

	TOTAL OPTION CONTRACTS WRITTEN - (Premiums Received - $60,920)	$(73,609)

*	Non-Income producing security.

**	Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.

***	Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.

^	All or part of the security was held as collateral for securities sold short as of June 30, 2015.

#	Subject to put and call purchased or written options

+	Structured Notes

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $284,147 or 0.8% of net assets.

ADR - American Depositary Receipt

ETN - Exchange Traded Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

~	Defaulted on interest payments: non-income producing security.

(a)	Securities for which market quotations are not readily available. The aggregate value of such securities is $5,305,068 or 14.3% of net assets and they have been fair valued under procedures approved by the Fund’s Board of Trustees.

(b)	Interest on security is contingent.

(c)	Restricted securities. The aggregate value of such securities is 14.3% of net assets and they have been fair valued under procedures established by the Fund’s Board of Trustees.

(d)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $21,443,922 and differs from value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:

Unrealized Appreciation:	$1,747,337
Unrealized Depreciation:	(951,082)
Net Unrealized Appreciation:	$796,255

The accompanying notes are an integral part of these financial statements.

Granite Harbor Tactical Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2015

PERFORMANCE OF A $10,000 INVESTMENT
Since Inception through June 30, 2015

The Fund’s performance*** figures for the periods ended June 30, 2015, as compared to its benchmark:

	One Year	Three Year	Since Inception*
Granite Harbor Tactical Fund	1.89%	6.63%	5.30%
HFRX Equity Hedge Fund Index**	2.51%	6.13%	3.74%

*	The Fund commenced operations on September 8, 2011.

**	The HFRX Equity Hedge Fund Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

***	Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, is 3.23% per the October 28, 2014 Prospectus. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-855-282-1100.

PORTFOLIO COMPOSITION* (Unaudited) GRANITE HARBOR TACTICAL FUND
Common Stocks	47.6%
Private Notes	24.8%
Bonds & Notes	21.4%
Mutual Funds	5.5%
Exchange Traded Funds	0.9%
Options Purchased (Written)	(0.2)%
100.0%

*   Based on Portfolio Market Value of Investments as of June 30, 2015.

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS
June 30, 2015

Shares		Value
	COMMON STOCKS - 32.6%
	AEROSPACE/DEFENSE - 0.5%
624	Orbital ATK, Inc.	$45,777
1,097	United Technologies Corp.	121,690
		167,467
	AIRLINES - 1.4%
8,513	United Continental Holdings *#	451,274

	AUTO MANUFACTURERS - 1.2%
12,842	Ford Motor Co.	192,758
4,150	General Motors Co.	138,320
3,975	Wabash National Corp. *	49,847
		380,925
	BANKS - 4.8%
27,270	Bank of America Corp.	464,135
2,560	Capital One Financial Corp.	225,203
2,580	Citigroup, Inc.	142,519
1,472	Goldman Sachs Group, Inc.	307,339
1,179	HSBC Holdings PLC - ADR	52,831
5,900	Morgan Stanley	228,861
12,720	Regions Financial Corp.	131,779
		1,552,667
	BEVERAGES - 0.1%
497	PepsiCo, Inc.	46,390

	BUILDING MATERIALS - 0.6%
2,870	Headwaters, Inc. *	52,291
3,320	Simpson Manufacturing Co., Inc.	112,880
378	Universal Forest Products, Inc.	19,667
		184,838
	CHEMICALS - 1.2%
1,143	Airgas, Inc.	120,907
323	Ashland, Inc.	39,374
795	CF Industries Holdings, Inc.	51,103
1,134	Dow Chemical Co.	58,027
2,660	RPM International, Inc.	130,260
		399,671
	COAL - 0.0%
128	SunCoke Energy, Inc.	1,664

	COMMERCIAL SERVICES - 0.9%
891	ADT Corp.	29,911
914	Euronet Worldwide, Inc. *	56,394
1,724	Hertz Global Holdings, Inc. *	31,239
429	Insperity, Inc.	21,836
1,477	KAR Auction Services, Inc.	55,240
1,494	Korn/Ferry International	51,946
1,171	Nutrisystem, Inc.	29,135
		275,701

The accompanying notes are an integral part of these financial statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Shares		Value
	COMPUTERS - 0.0%
179	Super Micro Computer, Inc. *	$5,295

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
4,273	CoreLogic, Inc. *	169,595
2,075	FNF Group	76,754
1,008	NorthStar Asset Management Group, Inc.	18,638
		264,987
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
1,061	Hubbell, Inc. - Class B	114,885
1,450	Littelfuse, Inc.	137,591
		252,476
	ELECTRONICS - 1.0%
629	IMAX Corp. *	25,330
668	OSI Systems, Inc. *	47,288
1,536	Rogers Corp. *	101,591
2,179	TE Connectivity, Ltd.	140,110
		314,319
	ENTERTAINMENT - 0.4%
2,310	Carmike Cinemas, Inc. *	61,307
219	Churchill Downs, Inc.	27,386
2,496	Regal Entertainment Group	52,191
		140,884
	FOOD - 0.3%
1,527	Calavo Growers, Inc.	79,297
292	Tootsie Roll Industries, Inc.	9,435
		88,732
	HAND/MACHINE TOOLS - 0.1%
249	Stanley Black & Decker, Inc.	26,205

	HEALTHCARE-PRODUCTS - 0.6%
819	ABIOMED, Inc. *	53,833
2,960	Patterson Cos., Inc.	144,004
		197,837
	HOME BUILDERS - 0.4%
2,116	Thor Industries, Inc.	119,089

	HOME FURNISHINGS - 0.0%
91	Tempur Sealy International, Inc. *	5,997

	INSURANCE - 0.7%
53	Alleghany Corp. *	24,844
2,815	Arthur J Gallagher & Co.	133,150
1,409	Assured Guaranty, Ltd. #	33,802
1,026	Horace Mann Educators Corp.	37,326
		229,122

The accompanying notes are an integral part of these financial statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Shares		Value
	INTERNET - 2.5%
401	ComScore, Inc. *	$21,357
2,800	Facebook, Inc. - Class A *	240,142
300	Google, Inc. - Class A*	162,012
4,372	RingCentral, Inc. - Class A *	80,838
2,459	TrueCar, Inc. *	29,483
832	Yahoo!, Inc. *	32,689
5,800	Yelp, Inc. *#	249,574
		816,095
	INVESTMENT COMPANIES - 0.2%
3,683	American Capital, Ltd. *	49,905

	MACHINERY-CONSTRUCTION & MINING - 0.3%
1,036	Caterpillar, Inc.	87,874

	MACHINERY-DIVERSIFIED - 0.6%
679	Deere & Co.	65,897
3,540	Xylem, Inc.	131,228
		197,125
	MEDIA - 0.1%
2,033	Gray Television, Inc. *	31,877

	MINING - 0.5%
1,708	Compass Minerals International, Inc.	140,295
1,977	MAG Silver Corp. *	15,480
		155,775
	MISCELLANEOUS MANUFACTURING - 1.5%
3,180	Actuant Corp. - Class A	73,426
187	Ingersoll-Rand PLC - Class A	12,608
3,110	ITT Corp.	130,122
2,050	Pentair PLC	140,938
1,632	SPX Corp.	118,140
		475,234
	OIL & GAS - 2.0%
2,500	Exxon Mobil Corp.	208,000
360	Hess Corp.	24,077
11,860	Laredo Petroleum, Inc. *	149,199
825	Pioneer Natural Resources Co.	114,419
11,310	WPX Energy, Inc. *	138,887
		634,582
	PHARMACEUTICALS - 1.0%
1,484	Abbott Laboratories	72,835
283	Allergan PLC *	85,879
1,143	Mylan, Inc. *	77,564
942	Pfizer, Inc.	31,585
601	VCA, Inc. *	32,697
606	Zoetis, Inc.	29,221
		329,781
	PRIVATE EQUITY - 0.7%
10,485	KKR & Co. LP	239,582

The accompanying notes are an integral part of these financial statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Shares		Value
	REAL ESTATE - 0.9%
3,250	Alexander & Baldwin, Inc.	$128,050
1,043	Howard Hughes Corp. *	149,712
		277,762
	REITS - 1.3%
1,909	GEO Group, Inc.	65,211
2,997	NorthStar Realty Finance Corp. #	47,652
2,980	Plum Creek Timber Co., Inc.	120,899
6,890	Senior Housing Properties Trust	120,920
3,320	Winthrop Realty Trust	50,298
		404,980
	RETAIL - 1.6%
1,679	Bed Bath & Beyond, Inc. *	115,817
3,605	Coach, Inc.	124,769
731	Dillard’s, Inc. #	76,894
653	Finish Line, Inc.	18,166
1,464	JC Penney Co., Inc. *	12,400
412	Papa John’s International, Inc.	31,151
3,659	Urban Outfitters, Inc. *	128,065
		507,262
	SEMICONDUCTORS - 1.1%
2,105	Integrated Device Technology, Inc. *	45,679
1,237	M/A-COM Technology Solutions Holdings, Inc. *	47,315
1,755	Mellanox Technologies, Ltd. *	85,275
5,706	QLogic Corp. *	80,968
479	Qorvo, Inc. *	38,449
289	Silicon Laboratories, Inc. *	15,609
1,340	Tessera Technologies, Inc.	50,893
9	Ultratech, Inc. *	167
		364,355
	SOFTWARE - 1.5%
2,077	Activision Blizzard, Inc.	50,284
656	Blackbaud, Inc.	37,359
3,382	Callidus Software, Inc. *	52,692
4,347	CDC Corp. - Class A * (a)(c)	1,391
2,405	Nuance Communications, Inc. *	42,112
1,400	Salesforce.com, Inc. *	97,482
79,632	Trident Microsystems, Inc. * (a)(c)	1,991
2,500	VMware, Inc. - Cl. A *	214,350
		497,661
	STORAGE/WAREHOUSING - 0.2%
1,477	Mobile Mini, Inc.	62,093

	TELECOMMUNICATIONS - 0.0%
2,238	Sprint Corp. *	10,205

	TEXTILES - 0.2%
283	Mohawk Industries, Inc. *	54,025

The accompanying notes are an integral part of these financial statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Shares				Value
	TRANSPORTATION - 0.5%
893	Forward Air Corp.			$46,668
1,300	United Parcel Service, Inc. - Class B			125,983
				172,651
	TRUCKING & LEASING - 0.1%
587	Greenbrier Cos., Inc.			27,501

	TOTAL COMMON STOCKS (Cost - $9,873,581)			10,501,865

	MUTUAL FUNDS - 3.5%
	ASSET ALLOCATION FUND - 3.5%
92,528	361 Managed Futures Strategy Fund - Cl. I ^			1,118,670
	TOTAL MUTUAL FUNDS (Cost - $1,061,383)			1,118,670

	EXCHANGE TRADED FUNDS - 13.4%
	EQUITY FUND - 13.4%
12,257	iShares MSCI India ETF			371,510
11,390	SPDR S&P Homebuilders ETF			417,102
16,880	Vanguard FTSE Europe ETF			911,182
13,895	Vanguard S&P 500 ETF ^			2,623,932
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,327,285)			4,323,726

Principal		Interest Rate	Maturity
	BONDS & NOTES - 13.8%
	BANKS - 12.5%
$1,380,000	Credit Suisse Securities USA LLC + - Based on the S&P 500 Index (b)	0.000%	6/1/2017	1,985,544
1,500,000	Goldman Sachs Group, Inc. + - Based on the EURO STOXX 50 Index (b)	0.000%	4/2/2018	2,054,820
				4,040,364
	CHEMICALS - 0.0%
84,000	Momentive Performance Materials, Inc. ~ (b)	11.500%	12/1/2016	945

	COSMETICS/PERSONAL CARE - 0.2%
65,000	Avon Products, Inc.	5.750%	3/15/2023	55,900

	ENTERTAINMENT - 0.1%
60,637	Chukchansi Economic Development Authority - 144A ~	9.750%	5/30/2020	36,079

	ENVIRONMENTAL CONTROL - 0.2%
51,000	Tervita Corp. - 144A	10.875%	2/15/2018	34,935
27,000	Tervita Corp. - 144A	8.000%	11/15/2018	24,570
				59,505
	OIL & GAS - 0.2%
43,000	Energy XXI Gulf Coast, Inc. - 144A	11.000%	3/15/2020	37,625
35,000	EPL Oil & Gas, Inc.	8.250%	2/15/2018	21,000
				58,625

The accompanying notes are an integral part of these financial statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Principal		Interest Rate	Maturity	Value
	RETAIL - 0.5%
$37,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	$36,723
60,000	Claire’s Stores, Inc.	8.875%	3/15/2019	26,700
61,000	JC Penney Corp., Inc.	5.650%	6/1/2020	55,052
26,500	Neebo, Inc. - 144A	15.000%	6/30/2016	27,030
				145,505
	TELECOMMUNICATIONS - 0.1%
37,000	United States Cellular Corp.	6.700%	12/15/2033	34,306

	TOTAL BONDS & NOTES (Cost - $3,349,616)			4,431,229

	PRIVATE NOTES - 15.5%
3,500,000	Aequitas Capital (a)(c)	11.000%	7/5/2015	3,500,000
1,500,000	Aequitas Capital (a)(c)	11.000%	1/17/2016	1,500,000
	TOTAL PRIVATE NOTES (Cost - $5,000,000)			5,000,000

Contracts**
	OPTIONS PURCHASED * - 0.1%
	CALL OPTIONS PURCHASED - 0.0%
	iPath S&P 500 VIX Short-Term Futures ETN
39	Expiration July 2015, Exercise Price $23.00			3,354
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,388)			3,354

	PUT OPTIONS PURCHASED - 0.1%
	Assured Guaranty, Ltd.
8	Expiration July 2015, Exercise Price $26.00			2,168
	Avon Products, Inc.
25	Expiration July 2015, Exercise Price $6.50			1,250
	Dillard’s, Inc.
10	Expiration July 2015, Exercise Price $105.00			1,900
	iShares Russell 2000 ETF
39	Expiration July 2015, Exercise Price $120.00			3,237
	iShares Russell 2000 ETF
14	Expiration August 2015, Exercise Price $124.00			4,578
	NorthStar Realty Finance Corp.
38	Expiration August 2015, Exercise Price $16.00			3,040
	United States Oil Fund LP
12	Expiration July 2015, Exercise Price $20.00			708
	Yelp, Inc.
87	Expiration July 2015, Exercise Price $42.00			15,225
	TOTAL PUT OPTIONS PURCHASED (Cost - $34,855)			32,106

	TOTAL OPTIONS PURCHASED (Cost - $37,243)			35,460

	TOTAL INVESTMENTS (Cost - $23,649,107) (d) - 78.9%			$25,410,950
	SECURITIES SOLD SHORT (Proceeds - $5,246,621)(d) - (16.0)%			(5,156,970)
	OPTION CONTRACTS WRITTEN (Premiums Received - $63,780)(d) - (0.2)%			(75,544)
	OTHER ASSETS LESS LIABILITIES - 37.3%			12,012,977
	NET ASSETS - 100.0%			$32,191,413

The accompanying notes are an integral part of these financial statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Shares		Value
	SECURITIES SOLD SHORT* - (16.0)%
	COMMON STOCKS - (2.8)%
	CHEMICALS - (0.1)%
(1,646)	Platform Specialty Products Corp.	$(42,105)

	HAND/MACHINE TOOLS - (0.1)%
(273)	Regal Beloit Corp.	(19,818)

	HOME BUILDERS - (0.5)%
(1,093)	Thor Industries, Inc.	(61,514)
(3,970)	Winnebago Industries, Inc.	(93,652)
		(155,166)
	INTERNET - (0.1)%
(250)	Alibaba Group Holding, Ltd. - ADR	(20,567)

	LEISURE TIME - (0.2)%
(421)	Polaris Industries, Inc.	(62,354)

	MINING - (0.1)%
(2,831)	Globe Specialty Metals, Inc.	(50,109)

	OFFICE FURNISHINGS - (0.1)%
(1,443)	Herman Miller, Inc.	(41,746)

	OIL & GAS - (0.0)%
(133)	Pioneer Natural Resources Co.	(18,446)

	REIT - (0.3)%
(1,366)	Capstead Mortgage Corp.	(15,162)
(2,022)	LaSalle Hotel Properties	(71,700)
		(86,862)
	RETAIL - (0.7)%
(1,406)	BJ’s Restaurants, Inc.	(68,121)
(1,158)	Bob Evans Farms, Inc.	(59,116)
(276)	Buffalo Wild Wings, Inc.	(43,246)
(1,168)	GNC Holdings, Inc.	(51,953)
		(222,436)
	SEMICONDUCTORS - (0.2)%
(1,391)	Cabot Microelectronics Corp.	(65,530)

	TELECOMMUNICATIONS - (0.4)%
(1,391)	ADTRAN, Inc.	(22,604)
(274)	Sierra Wireless, Inc.	(6,812)
(1,485)	ViaSat, Inc.	(89,486)
		(118,902)

	TOTAL COMMON STOCKS - (Proceeds - $921,725)	(904,041)

The accompanying notes are an integral part of these financial statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Shares				Value
	EXCHANGE TRADED FUNDS - (12.9)%
	COMMODITY FUNDS - (0.0)%
(658)	iShares Silver Trust			$(9,890)

	DEBT FUNDS - (0.1)%
(488)	SPDR Barclays High Yield Bond ETF			(18,754)

	EQUITY FUNDS - (12.8)%
(2,658)	Industrial Select Sector SPDR Fund			(143,691)
(363)	iShares Russell 2000 ETF #			(45,324)
(3,403)	Market Vectors Semiconductor ETF			(185,702)
(270)	Materials Select Sector SPDR Fund			(13,065)
(17,983)	SPDR S&P 500 ETF Trust			(3,701,801)
(547)	Technology Select Sector SPDR Fund			(22,646)
				(4,112,229)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $4,216,793)			(4,140,873)

Principal		Interest Rate	Maturity
	BONDS & NOTES - (0.3)%
	INTERNET - (0.1)%
$(45,000)	InterActive Corp.	4.875%	11/30/2018	(46,406)

	OIL & GAS - (0.2)%
(65,000)	Transocean, Inc.	6.000%	3/15/2018	(65,650)
	TOTAL BONDS & NOTES (Proceeds - $108,103)			(112,056)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $5,246,621)			(5,156,970)

Contracts***
	OPTIONS CONTRACTS WRITTEN * - (0.2)%
	CALL OPTIONS CONTRACTS WRITTEN - (0.0)%
	United Continental Holdings
(54)	Expiration July 2015, Exercise Price $54.00			(2,052)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $9,300)			(2,052)

	PUT OPTIONS CONTRACTS WRITTEN - (0.2)%
	Assured Guaranty, Ltd.
(7)	Expiration July 2015, Exercise Price $24.00			(1,057)
	Dillard’s, Inc.
(8)	Expiration July 2015, Exercise Price $100.00			(392)
	iShares MSCI Italy Capped ETF
(438)	Expiration September 2015, Exercise Price $14.00			(22,995)
	iShares Russell 2000 ETF
(39)	Expiration July 2015, Exercise Price $112.00			(624)

The accompanying notes are an integral part of these financial statements.

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2015

Contracts***		Value
	iShares Russell 2000 ETF
(21)	Expiration August 2015, Exercise Price $116.00	$(2,604)
	Yelp, Inc.
(58)	Expiration July 2015, Exercise Price $50.00	(45,820)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $54,480)	(73,492)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $63,780)	$(75,544)

*	Non-Income producing security.

**	Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.

***	Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.

^	All or part of the security was held as collateral for securities sold short as of June 30, 2015.

#	Subject to put and call purchased or written options

+	Structured Notes

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $160,239 or 0.5% of net assets.

ADR - American Depositary Receipt

ETN - Exchange Traded Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

~	Defaulted on interest payments: non-income producing security.

(a)	Securities for which market quotations are not readily available. The aggregate value of such securities is $5,003,382 or 15.5% of net assets and they have been fair valued under procedures approved by the Fund’s Board of Trustees.

(b)	Interest on security is contingent.

(c)	Restricted securities. The aggregate value of such securities is 15.5% of net assets and they have been fair valued under procedures established by the Fund’s Board of Trustees.

(d)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $18,423,425 and differs from value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:

Unrealized Appreciation:	$2,351,463
Unrealized Depreciation:	(596,452)
Net Unrealized Appreciation:	$1,755,011

The accompanying notes are an integral part of these financial statements.

Granite Harbor Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2015

	Granite Harbor	Granite Harbor
	Alternative Fund	Tactical Fund
ASSETS
Investment securities:
At cost	$26,944,689	$23,649,107
At value	$27,706,789	$25,410,950
Cash	8,136,478	7,458,595
Deposits with Broker	3,010,094	2,577,498
Receivable for securities and options sold	4,664,568	3,131,937
Receivable for Fund shares sold	348,805	260,592
Dividends and interest receivable	216,802	169,956
Prepaid expenses and other assets	7,662	6,331
TOTAL ASSETS	44,091,198	39,015,859

LIABILITIES
Securities Sold Short (proceeds - $5,484,800 and $5,246,621, respectively)	5,393,003	5,156,970
Payable for securities and options purchased	1,344,379	1,460,161
Option contracts written - (premiums received $60,920 and $63,780, respectively)	73,609	75,544
Investment advisory fees payable	61,909	57,242
Payable for Fund shares repurchased	16,359	12,271
Dividends and interest payable	12,899	11,551
Distribution (12b-1) fees payable	8,341	7,260
Accrued expenses and other liabilities	42,561	43,447
TOTAL LIABILITIES	6,953,060	6,824,446
NET ASSETS	$37,138,138	$32,191,413

Net Assets Consist Of:
Paid in capital	$34,300,899	$28,281,266
Undistributed net investment income	140,084	11,286

Accumulated net realized gain on investments, options written, and securities sold short	1,855,947	2,059,131
Net unrealized appreciation on investments, options written, and securities sold short	841,208	1,839,730
NET ASSETS	$37,138,138	$32,191,413

Net Asset Value Per Share:
Net Assets	$37,138,138	$32,191,413
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,544,981	2,970,993
Net asset value, offering price and redemption price per share (Net assets/Shares of beneficial interest outstanding)	$10.48	$10.84

The accompanying notes are an integral part of these financial statements.

Granite Harbor Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2015

	Granite Harbor	Granite Harbor
	Alternative Fund	Tactical Fund
INVESTMENT INCOME
Dividend income (net of $1,593 and $1,741 foreign withholding taxes, respectively)	$729,762	$396,359
Interest income	898,816	608,815
TOTAL INVESTMENT INCOME	1,628,578	1,005,174

EXPENSES
Investment advisory fees	958,410	825,677
Distribution (12b-1) fees	122,924	105,901
Administrative services fees	77,881	74,450
Margin interest/brokerage fees	71,453	64,573
Dividends and interest on securities sold short	66,730	81,510
Accounting services fees	44,613	43,245
Legal fees	24,519	26,499
Audit fees	18,500	18,500
Compliance officer fees	38,173	36,017
Registration fees	24,999	24,999
Transfer agent fees	19,851	19,407
Trustees’ fees and expenses	18,700	18,687
Custodian fees	15,186	14,309
Printing and postage expenses	10,238	9,345
Insurance expense	2,191	1,929
Non 12b-1 shareholder servicing expense	500	500
Other expenses	996	996
TOTAL EXPENSES	1,515,864	1,366,544

NET INVESTMENT INCOME (LOSS)	112,714	(361,370)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND SECURITIES SOLD SHORT
Net realized gain on:
Investments	1,909,907	2,756,807
Options written	483,995	645,214
Securities sold short	115,380	264,746
Capital Gain Distributions from Underlying Investment Companies	59,907	70,744

Net change in unrealized appreciation (depreciation) on:
Investments	(2,950,310)	(2,877,199)
Options written	6,836	(371)
Securities sold short	187,809	184,657
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND SECURITIES SOLD SHORT	(186,476)	1,044,598

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(73,762)	$683,228

The accompanying notes are an integral part of these financial statements.

Granite Harbor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Granite Harbor Alternative Fund
	For the	For the
	Year Ended	Year Ended
	June 30, 2015	June 30, 2014
FROM OPERATIONS
Net investment income (loss)	$112,714	$(16,358)
Net realized gain from investments, options written, securities sold short and capital gain distributions from underlying investment companies	2,569,189	2,235,340
Net change in unrealized appreciation (depreciation) on investments, options written, and securities sold short	(2,755,665)	2,485,260
Net increase (decrease) in net assets resulting from operations	(73,762)	4,704,242

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ($0.01 and $0.00, respectively)	(63,645)	—
From net realized gains ($0.36 and $0.13, respectively)	(1,756,786)	(681,740)
Net decrease in net assets from distributions to shareholders	(1,820,431)	(681,740)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,948,181	19,274,310
Distributions reinvested	1,615,250	594,412
Redemption fee proceeds	—	1,615
Payments for shares redeemed	(29,459,164)	(18,419,178)
Net increase (decrease) in net assets from shares of beneficial interest	(17,895,733)	1,451,159

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,789,926)	5,473,661

NET ASSETS
Beginning of Year	56,928,064	51,454,403
End of Year *	$37,138,138	$56,928,064
* Includes accumulated net investment income (loss) of:	$140,084	$(58,908)

SHARE ACTIVITY
Shares Sold	932,403	1,830,294
Shares Reinvested	154,865	56,024
Shares Redeemed	(2,786,831)	(1,749,258)
Net increase (decrease) in shares of beneficial interest outstanding	(1,699,563)	137,060

The accompanying notes are an integral part of these financial statements.

Granite Harbor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Granite Harbor Tactical Fund
	For the	For the
	Year Ended	Year Ended
	June 30, 2015	June 30, 2014
FROM OPERATIONS
Net investment loss	$(361,370)	$(441,860)
Net realized gain from investments, options written, securities sold short and capital gain distributions from underlying investment companies	3,737,511	3,362,838
Net change in unrealized appreciation (depreciation) on investments, options written, and securities sold short	(2,692,913)	2,157,256
Net increase in net assets resulting from operations	683,228	5,078,234

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains ($0.73 and $0.55, respectively)	(2,841,473)	(2,382,918)
Net decrease in net assets from distributions to shareholders	(2,841,473)	(2,382,918)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	8,278,008	15,309,257
Distributions reinvested	2,557,180	2,117,592
Redemption fee proceeds	—	1,028
Payments for shares redeemed	(26,101,504)	(17,021,862)
Net increase (decrease) in net assets from shares of beneficial interest	(15,266,316)	406,015

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,424,561)	3,101,331

NET ASSETS
Beginning of Year	49,615,974	46,514,643
End of Year *	$32,191,413	$49,615,974
* Includes accumulated net investment income (loss) of:	$11,286	$(274,997)

SHARE ACTIVITY
Shares Sold	746,180	1,366,754
Shares Reinvested	238,098	190,089
Shares Redeemed	(2,380,876)	(1,522,739)
Net increase (decrease) in shares of beneficial interest outstanding	(1,396,598)	34,104

The accompanying notes are an integral part of these financial statements.

Granite Harbor Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Granite Harbor Alternative Fund
	For the		For the		For the		For the Period
	Year Ended		Year Ended		Year Ended		Ended
	June 30, 2015		June 30, 2014		June 30, 2013		June 30, 2012 (1)

Net Asset Value, Beginning of Period	$10.85		$10.07		$9.90		$10.00
From Operations:
Net investment income (loss) (a)	0.02		(0.00	) (e)	(0.06)		(0.09)
Net realized and unrealized gain (loss) from investments	(0.02)		0.91		0.28		0.00	(e)
Total from operations	—		0.91		0.22		(0.09)

Distributions to shareholders from
Net investment income	(0.01)		—		—		(0.01)
Net realized gain	(0.36)		(0.13)		(0.05)		—
Total distributions	(0.37)		(0.13)		(0.05)		(0.01)

Paid in capital from redemption fees (a)	—		0.00	(e)	—		0.00	(e)

Net Asset Value, End of Period	$10.48		$10.85		$10.07		$9.90

Total Return (b)	0.06%		9.08%		2.21%		(0.91	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$37,138		$56,928		$51,454		$54,677
Ratio of expenses to average net assets, before reimbursement and waivers (g)	3.08%		2.93%		3.07%		2.94	% (c)
net of reimbursement and waivers (g)	3.08	% (f)	2.93	% (f)	3.07	% (f)	2.61	% (c)
Ratio of net investment income (loss) to average net assets (g)(h)	0.23%		(0.03)%		(0.62)%		(1.10	)% (c)
Portfolio turnover rate	149%		132%		152%		58	% (d)

(1)	The Granite Harbor Alternative Fund commenced operations on September 8, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Amount less than $0.01 per share.

(f)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 2.80% for the year ended June 30, 2015, 2.75% for the year ended June 30, 2014 and 2.78% for the year ended June 30, 2013.

(g)	Does not include the expenses of the other investment companies in which the Fund invests.

(h)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Granite Harbor Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Granite Harbor Tactical Fund
	For the		For the		For the		For the Period
	Year Ended		Year Ended		Year Ended		Ended
	June 30, 2015		June 30, 2014		June 30, 2013		June 30, 2012 (1)

Net Asset Value, Beginning of Period	$11.36		$10.73		$10.03		$10.00
From Operations:
Net investment loss (a)	(0.09)		(0.10)		(0.17)		(0.13)
Net realized and unrealized gain from investments	0.30		1.28		0.88		0.17
Total from operations	0.21		1.18		0.71		0.04

Distributions to shareholders from
Net investment income	—		—		—		(0.01)
Net realized gain	(0.73)		(0.55)		(0.01)		—
Total distributions	(0.73)		(0.55)		(0.01)		(0.01)

Paid in capital from redemption fees (a)	—		0.00	(e)	—		0.00	(e)

Net Asset Value, End of Period	$10.84		$11.36		$10.73		$10.03

Total Return (b)	1.89%		11.11%		7.11%		0.40	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$32,191		$49,616		$46,515		$45,870
Ratio of expenses to average net assets, before reimbursement and waivers (g)	3.23%		3.04%		3.13%		3.03	% (c)
net of reimbursement and waivers (g)	3.23	% (f)	3.04	% (f)	3.13	% (f)	2.70	% (c)
Ratio of net investment loss to average net assets (g)(h)	(0.85)%		(0.91)%		(1.66)%		(1.56	)% (c)
Portfolio turnover rate	137%		129%		140%		52	% (d)

(1)	The Granite Harbor Tactical Fund commenced operations on September 8, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Amount less than $0.01 per share

(f)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 2.88% for the year ended June 30, 2015, 2.79% for the year ended June 30, 2014 and 2.82% for the year ended June 30, 2013.

(g)	Does not include the expenses of the other investment companies in which the Fund invests.

(h)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2015

1.	ORGANIZATION

The Granite Harbor Alternative and the Granite Harbor Tactical Fund (the “Funds”) are each non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The primary investment objective of the Granite Harbor Alternative Fund is to seek long-term capital appreciation and income with lower volatility as compared to U.S. equity and fixed income markets. The primary investment objective of the Granite Harbor Tactical Fund is to seek long-term capital appreciation with moderate volatility as compared to U.S. equity markets. The Funds each offer two share classes designated as Investor Class and Class A. Each class represents an interest in the same assets of a given Fund and classes are identical except for differences in their ongoing service and distribution charges. Class A has not commenced operations. The Funds commenced operations on September 8, 2011.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations less than 60 days to maturity) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods at current market price which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short- term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub- adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”) or exchange traded funds (“ETFs”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment company. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Funds’ assets and liabilities measured at fair value:

Granite Harbor Alternative Fund

Common Stocks*	$13,390,683	$—	$5,068	$13,395,751
Mutual Funds	4,329,982	—	—	$4,329,982
Exchange Traded Funds	1,576,996	—	—	$1,576,996
Bonds & Notes*	—	3,054,479	—	$3,054,479
Private Notes	—	—	5,300,000	$5,300,000
Options Purchased	49,581	—	—	$49,581
Total	$19,347,242	$3,054,479	$5,305,068	$27,706,789

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$1,087,487	$—	$—	$1,087,487
Exchange Traded Funds	4,102,635	—	—	$4,102,635
Bonds & Notes*	—	202,881	—	$202,881
Options Contracts Written	73,609	—	—	$73,609
Total	$5,263,731	$202,881	$—	$5,466,612

Granite Harbor Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$10,498,483	$—	$3,382	$10,501,865
Mutual Funds	1,118,670	—	—	$1,118,670
Exchange Traded Funds	4,323,726	—	—	$4,323,726
Bonds & Notes*	—	4,431,229	—	$4,431,229
Private Notes	—	—	5,000,000	$5,000,000
Options Purchased	35,460	—	—	$35,460
Total	$15,976,339	$4,431,229	$5,003,382	$25,410,950

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$904,041	$—	$—	$904,041
Exchange Traded Funds	4,140,873	—	—	$4,140,873
Bonds & Notes*	—	112,056	—	$112,056
Options Contracts Written	75,544	—	—	$75,544
Total	$5,120,458	$112,056	$—	$5,232,514

*	Please refer to the Portfolios of Investments for industry classifications.

There were no transfers into or out of Level 1, Level 2, or Level 3 during the year ended June 30, 2015.

It is each Fund’s policy to recognize transfers into or out of Level 1, Level 2, or Level 3 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

	Granite Harbor Alternative Fund
	Private Notes	Common Stocks	Total
Beginning Balance	$6,000,000	$6,001	$6,006,001
Total realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	31	31
Cost of purchases	3,800,000	—	3,800,000
Proceeds from sales	(4,500,000)	(964)	(4,500,964)
Net Transfers in/out of Level 3	—	—	—
Ending balance	$5,300,000	$5,068	$5,305,068

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2015 includes:

$—	$31	$31

	Granite Harbor Tactical Fund
	Private Notes	Common Stocks	Total
Beginning Balance	$5,000,000	$4,004	$5,004,004
Total realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	24	24
Cost of purchases	1,500,000	—	1,500,000
Proceeds from sales	(1,500,000)	(646)	(1,500,646)
Net Transfers in/out of Level 3	—	—	—
Ending balance	$5,000,000	$3,382	$5,003,382

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2015 includes:

$—	$24	$24

The significant unobservable inputs used in the fair value measurement of each Fund’s Level 3 Private Note investments are (1) review of current assets held by the investment (2) review of the investment’s interest payments to verify that they continue to be received in a timely fashion (3) receipt of the investment’s most recent financial statements. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of each Fund’s Level 3 Common Stock investments are (1) review of current assets held by the investment (2) review of any market quotations available on the exchange (3) review of any liquidation distributions for each security. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Exchange Traded Funds – The Funds may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes in which the Funds’ invest, which may make it difficult for the Funds to sell the structured notes they hold at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

interest when due or repay principal at maturity of the obligation. A Fund bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure – Fair Values of Derivative Instruments in the Funds as of June 30, 2015: Granite Harbor Alternative Fund

Statements of Assets and Liabilities	Asset Derivatives		Liability Derivatives
Contract Type/
	Statements of Assets and		Statements of Assets and
Primary Risk Exposure	Liabilities	Value	Liabilities	Value

Equity contracts	Investment Securities	$49,581	Option Contracts Written	$73,609

Granite Harbor Tactical Fund

Statements of Assets and Liabilities	Asset Derivatives		Liability Derivatives
Contract Type/
	Statement of Assets and		Statement of Assets and
Primary Risk Exposure	Liabilities	Value	Liabilities	Value

Equity contracts	Investment Securities	$35,460	Option Contracts Written	$75,544

The effect of Derivative Instruments on the Statements of Operations for the year ended June 30, 2015:

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

Granite Harbor Alternative Fund

			Change in
Statements of			Unrealized
Operations		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives

Equity contracts	Net realized gain (loss) on investments/Net change in unrealized appreciation (depreciation) on investments	$(852,762)	$92,452

Equity contracts	Net realized gain (loss) on options written/Net change in unrealized appreciation (depreciation) on options written	$483,995	$6,836

Granite Harbor Tactical Fund

			Change in
Statements of			Unrealized
Operations		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives

Equity contracts	Net realized gain (loss) on investments/Net change in unrealized appreciation (depreciation) on investments	$(839,142)	$98,682

Equity contracts	Net realized gain (loss) on options written/Net change in unrealized appreciation (depreciation) on options written	$645,214	$(371)

The derivative instruments outstanding as of June 30, 2015 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets –

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. During the year ended June 30, 2015, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2015.

Granite Harbor Alternative Fund

Gross Amounts Not Offset in the Statements
Liabilities:				of Assets & Liabilities

		Gross Amounts	Net Amounts
	Gross Amounts of	Offset in the	Presented in the
	Recognized	Statements of	Statements of	Financial	Collateral (Cash)
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	$73,609	$—	$73,609	$—	$73,609	$—
Total	$73,609	$—	$73,609	$—	$73,609	$—

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

Granite Harbor Tactical Fund

Gross Amounts Not Offset in the Statements
Liabilities:				of Assets & Liabilities

		Gross Amounts	Net Amounts
	Gross Amounts of	Offset in the	Presented in the
	Recognized	Statements of	Statements of	Financial	Collateral (Cash)
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	$75,544	$—	$75,544	$—	$75,544	$—
Total	$75,544	$—	$75,544	$—	$75,544	$—

Collateral is only presented to the extent of liabilities.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ 2012 - 2014 tax returns or expected to be taken on the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date. Each Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, (the “Advisory Agreement”), investment advisory services are provided to the Funds by Genesis Capital, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.95% of the average daily net assets of each Fund. For the year ended June 30, 2015, the Adviser earned advisory fees of $958,410 and $825,677 for the Granite Harbor Alternative Fund and the Granite Harbor Tactical Fund, respectively. The Adviser manages a portion of each Fund’s portfolios directly and allocates the remaining balance of the Funds’ assets among the Funds’ sub-advisers. The Funds’ sub-advisers are Coe Capital Management, LLC, Phineus Partners LP, SeaBridge Investment Advisors, LLC and Tiburon Capital Management, LLC. V2 Capital, LLC was sub-adviser to the Funds through May 12, 2015. Chilton Capital Management, LLC currently is also a sub-adviser for only the Granite Harbor Alternative Fund. In May of 2015, Sterling Ridge Capital Management LP was approved as a sub-adviser to the Funds and Bridge City Capital LLC was approved as a sub- adviser to the Granite Harbor Tactical Fund. The Adviser pays each sub-adviser a portion of its advisory fee.

The Adviser has contractually agreed to waive all or part of its fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) at least until October 31, 2015, so that the total annual operating expenses of the Funds do not exceed: (i) 2.95% of Granite Harbor Alternative Fund’s average daily net assets for Investor Class shares and (ii) 2.95% of Granite Harbor Tactical Fund’s average daily net assets for Investor Class shares. Waivers and expense payments may be recouped by the Adviser from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the fiscal year during which such amounts were waived. No amounts were waived or reimbursed during the year ended June 30, 2015.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust, with respect to each Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund pays 0.25% per year of the average daily net assets of the Fund’s Investor Class for such distribution and shareholder service activities. For the year ended June 30, 2015, the Funds incurred distribution fees of $122,924 and $105,901 for Granite Harbor Alternative Fund and the Granite Harbor Tactical Fund, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Funds, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

During the year ended June 30, 2015, RP Capital LLC, a registered broker/dealer and an affiliate of the Advisor executed trades on behalf of Funds and received no trade commissions.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the year ended June 30, 2015, amounted to:

Fund	Purchases	Sales
Granite Harbor Alternative Fund	$53,460,313	$73,656,187
Granite Harbor Tactical Fund	$47,993,560	$64,711,168

5.	OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Funds during the year ended June 30, 2015, were as follows:

	Granite Harbor Alternative Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of year	307	$121,528
Options written	20,793	1,887,408
Options closed	(11,772)	(1,297,064)
Options exercised	(1,756)	(183,886)
Options expired	(6,941)	(467,066)
Options outstanding, end of year	631	$60,920

	Granite Harbor Tactical Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of year	204	$72,640
Options written	22,823	2,012,062
Options closed	(13,132)	(1,351,943)
Options exercised	(1,981)	(186,526)
Options expired	(7,289)	(482,453)
Options outstanding, end of year	625	$63,780

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years were as follows:

For the year ended June 30, 2015:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Granite Harbor Alternative Fund	$375,066	$1,445,365	$1,820,431
Granite Harbor Tactical Fund	387,243	2,454,230	2,841,473

For the year ended June 30, 2014:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Granite Harbor Alternative Fund	$629,178	$52,562	$681,740
Granite Harbor Tactical Fund	177,278	2,205,640	2,382,918

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Granite Harbor Alternative Fund	$377,360	$1,703,058	$—	$(39,434)	$—	$796,255	$2,837,239
Granite Harbor Tactical Fund	380,902	1,814,823	—	(40,589)	—	1,755,011	3,910,147

The difference between book basis and tax basis unrealized appreciation, accumulated net investment income (loss) and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on passive foreign investment companies and open 1256 options contracts, and adjustments for constructive sales of securities held short, real estate investment trusts, partnerships and the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses and short-term capital gains, and tax adjustments for real estate investment trusts, grantor trusts, C- Corporation return of capital distributions, partnerships, passive foreign investment companies, and adjustments for the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days, resulted in reclassification for the year ended June 30, 2015 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net
	Capital	Income	Realized Gain
Granite Harbor Alternative Fund	$—	$149,923	$(149,923)
Granite Harbor Tactical Fund	—	647,653	(647,653)

7.	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Funds will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of such Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2015, the Granite Harbor Funds were invested in the following restricted securities:

Granite Harbor Alternative Fund

	Initial
Security	Acquisition Date	Par	Cost	Value	% of Net Assets
Aequitas Commercial Finance, LLC*	07/05/2013	$1,500,000	$1,500,000	$1,500,000	4.0%
Aequitas Commercial Finance, LLC*	02/28/2014	$2,500,000	$2,500,000	$2,500,000	6.8%
Aequitas Commercial Finance, LLC*	06/03/2015	$1,300,000	$1,300,000	$1,300,000	3.5%

Granite Harbor Tactical Fund

	Initial
Security	Acquisition Date	Par	Cost	Value	% of Net Assets
Aequitas Commercial Finance, LLC*#	07/05/2013	$3,500,000	$3,500,000	$3,500,000	10.9%
Aequitas Commercial Finance, LLC*	01/15/2014	$1,500,000	$1,500,000	$1,500,000	4.6%

*	Each security is subject to a Fund’s right to redemption upon 60 days’ notice and may be extended by the borrower in six month increments, if the Funds fail to give 60 days’ notice of their intention to redeem on the scheduled maturity date.

#	As of July 15, 2015, the Granite Harbor Tactical Fund sold $500,000 of this security in order to remain in compliance with the 15% limit on illiquid holdings.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following.

Chilton Capital Management, LLC’s sub-advisory agreement with respect to the Granite Harbor Tactical Fund was not renewed at the June 17, 2015 Board meeting and will expire on November 6, 2015.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Granite Harbor Alternative Fund and Granite Harbor Tactical Fund and the Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities of Granite Harbor Alternative Fund and Granite Harbor Tactical Fund, each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of June 30, 2015, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period September 8, 2011 (commencement of operations) through June 30, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2015 by correspondence with the custodian, brokers, and other parties, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Granite Harbor Alternative Fund and Granite Harbor Tactical Fund as of June 30, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the three-year period then ended and for the period September 8, 2011 through June 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 27, 2015

Granite Harbor Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
June 30, 2015

As a shareholder of a Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period from January 1, 2015 to June 30, 2015 and held for the entire period.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes : The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning			Expenses Paid
	Account	Ending Account	Annualized	During the Period*
	Value	Value	Expense	(1/1/15 to
	(1/1/15)	(6/30/15)	Ratio	6/30/15)
Actual
Granite Harbor Alternative Fund	$1,000.00	$1,009.60	3.01%	$14.99
Granite Harbor Tactical Fund	$1,000.00	$1,015.00	3.13%	$15.65
Hypothetical
(5% return before expenses)
Granite Harbor Alternative Fund	$1,000.00	$1,009.88	3.01%	$14.99
Granite Harbor Tactical Fund	$1,000.00	$1,009.26	3.13%	$15.61

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the period ended June 30, 2015).

Granite Harbor Funds

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2015

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	101	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	101	Schroder Global Series Trust (since 2012); Two Roads Shared Trust (since 2012); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	101	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007 – May, 2010); The Z-Seven Fund, Inc. (2007 – May, 2010); Greenwich Advisers Trust (2007-February 2011); Global Real Estate Fund (2008-2011); The World Funds Trust (2010-2013); Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 - 2010).	101	AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); CLA Strategic Allocation Fund (since 2014)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	133	Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	133	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (2007-2012); Northern Lights Fund Trust III (since 2012); Northern Lights Variable Trust (since 2007)

6/30/15 – NLFT_v4

Granite Harbor Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2015

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, Blu Giant, LLC (2004 - 2011).	101	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”), Northern Lights Fund Trust IV (“NLFT IV”), and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-282-1100.

6/30/15 – NLFT_v4

Granite Harbor Tactical Fund * (Sub-Adviser- Bridge City Capital LLC)

In connection with the regular meeting held on May 19 - 20, 2015, the Board of Trustees (the “Trustees”) of Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Genesis Capital LLC (the “Adviser”) and Bridge City Capital LLC (“Sub-Adviser”) and the Trust, with respect to Granite Harbor Tactical Fund (the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Trustees received materials specifically relating to the Sub-Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that the proposed sub-adviser has current assets under management of approximately $46 million. They further noted that the firm was founded in 2008, specializing in one strategy, Bridge City Capital Small Cap Growth, the goal of which is to outperform the Russell 2000 Growth Index. The Trustees recognized that the Sub-Adviser services a small population of institutional separate accounts that include public pension plans, a corporate plan, high net worth individuals and a Unified Managed Account. The Trustees reviewed the background information of the key investment personnel who would be responsible for sub-advising the Fund, taking into account their education and noting that the investment team has a combined 78 years of financial industry experience with varied skill sets in research, trading, client services, marketing, compliance and operations. The Trustees reviewed the Sub-Adviser’s investment process noting it will execute a long only equity portfolio of domestic growth stocks with market capitalizations ranging from $100 million to $5 billion utilizing a proprietary bottom-up fundamental screening method that reviews over 1,200 companies in the Russell 2000 Growth Index and selects stocks for inclusion into the portfolio based on qualitative, growth, profitability and financial strength metrics. Acknowledging that while not all strategy risk can be eliminated, the Trustees reviewed the Sub-Adviser’s risk management process demonstrating that while it has a sound risk management culture, the Sub-Adviser will attempt to accomplish risk reduction through position diversification, low sector weightings, and limiting position sizes. The Trustees acknowledged that although the Sub-Adviser is relatively small, it has adequate resources staffed with industry veterans who perform a labor intensive fundamental investment process to execute the strategy. The Trustees concluded that the Sub-Adviser has the potential to provide a high level of quality service to the Fund, the Adviser and shareholders.

Performance. The Trustees considered the historical performance of the Sub-Adviser managing a composite employing a strategy that seeks long-term capital appreciation with lower volatility with a track record going back to 2008. The Trustees noted that the strategy outperformed the Russell 2000 Growth Index over the 1-year, 5-year, and since inception periods. The Trustees also noted that the adviser had reported that the composite had exhibited consistently lower volatility even in times of underperformance. After further discussion, the Trustees concluded that the Sub-Adviser’s historical performance was satisfactory.

Fees and Expenses. The Trustees considered the proposed sub-advisory fee of 0.50%, noting that the fee was slightly lower than the average fee charged by the Sub-Adviser to its separately managed account clients. The Trustees also noted that the advisory fee for the Fund is 1.95%. After further discussion, the Trustees concluded that the proposed sub-advisory fee was reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that a lack of breakpoints was acceptable.

Profitability. The Trustees considered the anticipated profits to be realized by the Sub-Adviser in connection with its relationship with the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services to be provided to the Fund. The Trustees noted that the Sub-Adviser estimates realizing modest profits during the initial fiscal year, both in terms of percentage of revenue as well as actual dollars, based on the small amount of assets the Sub-Adviser is expected manage initially. The Trustees concluded that the anticipated level of profit was not excessive.

Conclusion. Having requested and received such information from the Sub-Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of Granite Harbor Tactical Fund.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

Granite Harbor Alternative Fund and Granite Harbor Tactical Fund * (Sub-Adviser- Sterling Ridge Capital Management LP)

In connection with the regular meeting held on May 19 - 20, 2015, the Board of Trustees (the “Trustees”) of Northern Lights Fund Trust, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment sub-advisory agreement (the “Sub-Advisory Agreement”), between Genesis Capital LLC (the “Adviser”) and Sterling Ridge Capital Management LP (“Sub-Adviser”) and the Trust, with respect to Granite Harbor Alternative Fund (“Granite Harbor Alternative”) and Granite Harbor Tactical Fund (“Granite Harbor Tactical”) (each a “Fund” and collectively referred to as the “Funds”). In considering the approval of the Sub-Advisory Agreement, the Trustees received materials specifically relating to the Sub-Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that the proposed sub-adviser has current assets under management of approximately $400 million. They further noted that the firm was founded in 2013, providing investment advisory services on a discretionary basis primarily to two hedge funds, a separately managed account, and most recently was contracted as a sub-adviser to another open end mutual fund. The Trustees reviewed the background information of the investment personnel responsible for sub-advising the Funds taking into consideration the team’s education while also noting their financial industry experience at hedge fund firms and investment banks where they managed large hedge funds. Noting that the Sub-Adviser will be sub-advising both Granite Harbor Alternative and Granite Harbor Tactical, the Trustees reviewed the Sub-Adviser’s investment process observing that it takes a fundamental approach, with a focus on risk management, constructing the portfolio with securities based on research and analysis of large and mid-capitalization stocks in the financial, consumer, technology, media, and telecom sectors. Acknowledging that while not all strategy risk can be eliminated, the Trustees reviewed the Sub-Adviser’s comprehensive description of various risks that the strategy could encounter and an equally comprehensive list of mitigating factors it will attempt to employ, which the Trustees considered a validation of the Sub-Adviser’s focus on risk management. The Trustees expressed their satisfaction regarding the Sub-Adviser’s compliance monitoring procedures and broker-dealer selection procedures. The Trustees recognized the potential benefits of a veteran investment team with years of hedge fund experience, focused on strong research and risk management can bring to Granite Harbor Alternative and Granite Harbor Tactical. The Trustees concluded that the Sub-Adviser has the resources to potentially provide a high level of quality service to Granite Harbor Alternative and Granite Harbor Tactical, the Adviser, and the shareholders.

Performance. The Trustees considered the historical performance of the Sub-Adviser. They reviewed the performance history of other accounts managed by the Sub-Adviser from November 2013 through February 2015, and noted that the strategy produced performance substantially equal to HFRX Equity Hedge Index. The Trustees also reviewed the performance history of an account managed by the sub-adviser’s Chief Investment Officer prior to founding the sub-adviser, and noted that this account produced a high Sharpe Ratio that evidences a better return per unit of risk. After further discussion, the Trustees concluded that the sub-adviser’s historical performance indicated a potential to add value in a manner consistent with the Fund’s objective.

Fees and Expenses. The Trustees considered the proposed sub-advisory fee of 1.00%, noting that the fee was equal to or lower than fees charged by the sub-adviser to other similar accounts. The Trustees discussed the disparity between this fee and the fee proposed by another sub-adviser. The Trustees were satisfied that shareholders would not be underserved after considering the explanation of a representative of the adviser that the other sub-adviser uses a long-only strategy, while the Sub-Adviser uses a global long/short strategy that is more similar to a traditional hedge fund strategy. In response to questions from the Trustees, a representative of the Adviser affirmatively stated that there will be no disadvantage to shareholders by the adviser allocating greater net assets to one sub-adviser over the other sub-adviser based on differences in the sub-advisory fees. After further discussion, the Trustees concluded that the proposed sub-advisory fee was reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an Adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that a lack of breakpoints was acceptable.

Profitability. The Trustees considered the anticipated profits to be realized by the Sub-Adviser in connection with its relationship with the Funds and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services to be provided to the Funds. The Trustees noted that the Sub-Adviser estimates realizing a reasonable profit during the initial fiscal year, both in terms of percentage of revenue as well as actual dollars by serving as Sub-Adviser to each Fund. The Trustees concluded that the anticipated level of profit was not excessive.

Conclusion. Having requested and received such information from the Sub-Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of Granite Harbor Alternative Fund and Granite Harbor Tactical Fund.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-282-1100 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-282-1100

Investment Adviser
Genesis Capital, LLC
7191 Wagner Way NW, Suite 302
Gig Harbor, WA 98335

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Gersten and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2015 – $34,000
2014 – $33,000

(b)	Audit-Related Fees
2015 – None
2014 – None

(c)	Tax Fees

2015 – $4,000

2014 – $4,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 - None

2014 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2015	2014
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $4,000
2014 - $4,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/8/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/8/15

By (Signature and Title)

/s/Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 9/8/15